                          GOVERNMENT & AGENCY PORTFOLIO

                              CASH MANAGEMENT CLASS
                               INSTITUTIONAL CLASS
                            PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                  RESERVE CLASS
                                 RESOURCE CLASS
                                   SWEEP CLASS


                         Supplement dated March 5, 2002
        to the Statement of Additional Information dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees of the Government & Agency Portfolio has approved the following new non-fundamental policy:

         "The Government & Agency Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."


The change noted above becomes effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                              CASH MANAGEMENT CLASS
                               INSTITUTIONAL CLASS
                            PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                  RESERVE CLASS
                                 RESOURCE CLASS
                                   SWEEP CLASS

                         Supplement dated March 5, 2002
        to the Statement of Additional Information dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees of the Government TaxAdvantage Portfolio has approved the following new non-fundamental policy:

         "The Government TaxAdvantage Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."


The change noted above becomes effective July 1, 2002.

                               TREASURY PORTFOLIO

                              CASH MANAGEMENT CLASS
                               INSTITUTIONAL CLASS
                            PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                  RESERVE CLASS
                                 RESOURCE CLASS
                                   SWEEP CLASS


                         Supplement dated March 5, 2002
        to the Statement of Additional Information dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees of the Treasury Portfolio has approved the following new non-fundamental policy:

         "The Treasury Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."


The change noted above becomes effective July 1, 2002.

                          GOVERNMENT & AGENCY PORTFOLIO
                              CASH MANAGEMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  o        the full faith and credit of the U.S. Treasury;

                  o        the right of the issuer to borrow from the U.S.
                           Treasury;

                  o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                  o        the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                          GOVERNMENT & AGENCY PORTFOLIO
                               INSTITUTIONAL CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  o        the full faith and credit of the U.S. Treasury;

                  o        the right of the issuer to borrow from the U.S.
                           Treasury;

                  o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                  o        the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                          GOVERNMENT & AGENCY PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  o        the full faith and credit of the U.S. Treasury;

                  o        the right of the issuer to borrow from the U.S.
                           Treasury;

                  o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                  o        the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                          GOVERNMENT & AGENCY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  o        the full faith and credit of the U.S. Treasury;

                  o        the right of the issuer to borrow from the U.S.
                           Treasury;

                  o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                  o        the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                          GOVERNMENT & AGENCY PORTFOLIO
                                  RESERVE CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  o        the full faith and credit of the U.S. Treasury;

                  o        the right of the issuer to borrow from the U.S.
                           Treasury;

                  o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                  o        the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                          GOVERNMENT & AGENCY PORTFOLIO
                                 RESOURCE CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                          GOVERNMENT & AGENCY PORTFOLIO
                                   SWEEP CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                              CASH MANAGEMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                               INSTITUTIONAL CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                  RESERVE CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                 RESOURCE CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                                   SWEEP CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                o   the full faith and credit of the U.S. Treasury;

                o   the right of the issuer to borrow from the U.S. Treasury;

                o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

                o   the credit of the agency or instrumentality."

The changes noted above become effective July 1, 2002.

                               TREASURY PORTFOLIO
                              CASH MANAGEMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940."

The changes noted above become effective July 1, 2002.

                               TREASURY PORTFOLIO
                               INSTITUTIONAL CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940."

The changes noted above become effective July 1, 2002.

                               TREASURY PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940."

The changes noted above become effective July 1, 2002.

                               TREASURY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940."

The changes noted above become effective July 1, 2002.

                               TREASURY PORTFOLIO
                                  RESERVE CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

        "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940."

The changes noted above become effective July 1, 2002.

                               TREASURY PORTFOLIO
                                 RESOURCE CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940."

The changes noted above become effective July 1, 2002.

                               TREASURY PORTFOLIO
                                   SWEEP CLASS

                         Supplement dated March 5, 2002
                     to the Prospectus dated January 2, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940."

The changes noted above become effective July 1, 2002.